QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Feb. 28, 2013
Quarterly Financial Information Tables
Summary of quarterly financial information

Summarized quarterly financial information for the years ended February 28, 2013 and February 29, 2012 is as follows:

	First	Second	Third	Fourth	Total

Fiscal 2013 quarter:	Restated (1)	Restated (1)	Restated (1)
Total revenues	$5,078,351	$6,189,220	$7,433,051	$7,509,480	$26,210,101
Operating loss	$(4,944,918)	$(7,160,379)	$(41,005,388)	$(7,862,374)	$(60,974,444)
Net loss	$(4,942,273)	$(2,299,598)	$(33,706,071)	$(7,887,968)	$(48,837,295)
Basic and diluted	$(0.05)	$(0.02)	$(0.31)	$(0.07)	$(0.47)

Fiscal 2012 quarter:		Restated (1)	Restated (1)	Restated (1)	Restated (1)
Total revenues	$1,205,786	$1,287,122	$4,424,540	$5,032,922	$11,950,370
Operating loss	$(4,030,960)	$(6,008,740)	$(10,413,455)	$(9,431,320)	$(29,884,474)
Net income/(loss)	$(4,016,586)	$3,973,239	$(11,378,112)	$(11,181,743)	$(22,603,202)
Basic and diluted	$(0.06)	$0.06	$(0.13)	$(0.12)	$(0.28)

(1) As described in Note 3 to our financial statements, our financial statements for the fiscal year ended February 29, 2012 and quarterly and year-to-date periods ended August 31, 2011, November 30, 2011, February 29, 2012, May 31, 2012 August 31, 2012 and November 30, 2012 have been restated from amounts previously reported to reflect additional goodwill, deferred tax liability and income tax benefits associated with the acquired assets from our acquisitions of Hipcricket and JAGTAG, both of which occurred during fiscal year 2012, and our acquisition of GEOS, which occurred during the first quarter of 2013.  Our restated financial statements for the three and nine months ended November 30, 2012 reflect additional impairment expense recorded in those periods for revisions to our interim impairment analysis performed as of November 30, 2012, as a result of the higher carrying values of our goodwill and intangible assets.